SHORT-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Schedule Of Investments
Short-term investments	¥ 18,430	$ 2,825	¥ 17,187
Guangzhou Joyrun Technology Co., Ltd. ("Joyrun")
Schedule Of Investments
Short-term investments	12,433		11,591
Others
Schedule Of Investments
Short-term investments	¥ 5,997		¥ 5,596